DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
($ reported in thousands)

Par Value	Description	Value
Municipal Bonds—90.0%
	◼ Alabama—2.6%
500	Black Belt Energy Gas District, Series A 5.000%, 12/1/27	$509
1,000	City of Auburn, General Obligation 5.000%, 6/1/28	1,041
300	Montgomery Water Works & Sanitary Sewer Board 5.000%, 9/1/27	307
350	Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/1/27	357
		2,214
	◼ Alaska—0.9%
750	Borough of North Slope, General Obligation 5.000%, 6/30/27	765
	◼ Arizona—1.2%
1,000	Maricopa County Industrial Development Authority, Banner Health Revenue 4.000%, 1/1/34 (Pre-Refunded 1/1/27 @ 100)(1)	1,005
	◼ Arkansas—1.1%
410	Beaver Water District of Benton & Washington Counties 5.000%, 4/15/27	416
505	City of Bentonville Sales & Use Tax Revenue 5.000%, 11/1/26	508
		924
	◼ California—0.4%
330	California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	323
Par Value	Description	Value
	◼ Colorado—6.0%
1,000	City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	$1,091
1,250	Fort Collins-Loveland Water District 5.000%, 12/1/27	1,289
1,405	Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,455
1,200	Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,226
		5,061
	◼ Connecticut—4.5%
390	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Revenue, Series D-2 (AMT) 3.000%, 5/15/33	353
1,415	Connecticut State Health & Educational Facilities Authority, Yale University Revenue, Series C-1 5.000%, 7/1/40 (Mandatory put 2/01/28)(2)	1,463
750	State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Series A 5.000%, 7/1/27	766
1,085	State of Connecticut, General Obligation, Series D 5.000%, 9/15/31	1,184
		3,766
	◼ Florida—10.3%
2,000	Alachua County Housing Finance Authority, Harbor Cove Apartments Revenue 3.300%, 12/1/29 (Mandatory put 6/01/27)(2)	2,003
1,255	City of Gainesville Utilities System Revenue, Series A 5.000%, 10/1/32	1,281
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
1,600	City of Palm Coast FL Utility Revenue 5.000%, 10/1/27	$1,643
2,035	County of Seminole, Sales Tax Revenue, Series B (NATL Insured) 5.250%, 10/1/31	2,175
500	Marion County School Board COP (AG Insured) 5.000%, 6/1/27	509
1,000	State of Florida, General Obligation, Series A 5.000%, 6/1/28	1,042
		8,653
	◼ Georgia—5.6%
1,175	City of Columbus GA Water & Sewerage Revenue 5.000%, 5/1/27	1,196
1,025	Jackson County School District, General Obligation (ST AID WITHHLDG) 5.000%, 3/1/28	1,062
1,000	Paulding County School District, General Obligation (ST AID WITHHLDG) 5.000%, 2/1/28	1,034
545	State of Georgia, General Obligation, Series A-2 5.000%, 2/1/28	551
835	State of Georgia, General Obligation, Series F 5.000%, 7/1/28	844
		4,687
	◼ Illinois—5.1%
500	Chicago Park District, General Obligation, Series B 5.000%, 1/1/27	504
500	City of Chicago, Multi-Family Housing Revenue, Paul G. Stewart Phases 1 & 2, Series F (AMT, GNMA FHA Insured) 4.900%, 3/20/44	500
Par Value	Description	Value
1,000	State of Illinois, General Obligation 5.000%, 2/1/27	$1,010
2,020	State of Illinois, General Obligation 5.500%, 1/1/29	2,137
160	State of Illinois, General Obligation, Series D 5.000%, 11/1/26	161
		4,312
	◼ Kentucky—3.3%
530	Kenton County Airport Board 5.000%, 1/1/27	531
1,265	Kentucky State Property & Building Commission, Series B (ST APPROP) 5.000%, 11/1/26	1,272
1,000	Rural Water Financing Agency, Public Projects Construction Revenue, Series A 3.700%, 5/1/27	1,000
		2,803
	◼ Louisiana—2.5%
2,000	State of Louisiana, General Obligation, Series C 5.000%, 12/1/29	2,135
	◼ Massachusetts—2.7%
2,000	City of Quincy, General Obligation 5.000%, 8/13/27	2,041
250	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/27	255
		2,296
	◼ Michigan—0.7%
540	Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	541
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	◼ Minnesota—2.6%
200	Minnesota Housing Finance Agency, Series E (GNMA/FNMA/FHLMC Insured) 2.700%, 7/1/44	$155
2,000	Minnesota Rural Water Finance Authority, Inc. 3.300%, 8/1/26	2,000
		2,155
	◼ Nebraska—2.3%
1,925	City of Omaha, General Obligation 5.250%, 4/1/27	1,958
	◼ New Jersey—4.9%
2,500	New Jersey Transportation Trust Fund Authority, Series A 5.000%, 6/15/33	2,746
1,000	New Jersey Turnpike Authority, Series B 5.000%, 1/1/28	1,031
295	State of, New Jersey, General Obligation, Sales Tax Revenue 4.000%, 6/1/31	307
		4,084
	◼ New York—2.1%
500	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue, Series A-1 5.000%, 11/1/27	515
750	New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/28	778
500	New York State Dormitory Authority, Series A (AG ST AID WITHHLDG Insured) 5.000%, 10/1/26	502
		1,795
Par Value	Description	Value
	◼ North Carolina—1.0%
870	North Carolina Housing Finance Agency 2.850%, 7/1/27	$868
	◼ Ohio—5.2%
580	County of Franklin, Nationwide Children’s Hospital Revenue, Series A 5.000%, 11/1/27	596
3,000	State of Ohio, General Obligation, Series A 5.000%, 3/1/28	3,111
645	State of Ohio, Major New State Infrastructure Project Revenue 5.000%, 12/15/27	665
		4,372
	◼ Oregon—1.2%
1,000	Oregon State Lottery, Series A 5.000%, 4/1/28	1,039
	◼ Pennsylvania—3.3%
1,000	City of Philadelphia, General Obligation, Series C 5.000%, 8/1/28	1,042
315	City of Pittsburgh, General Obligation 5.000%, 9/1/26	316
1,000	County of Allegheny, General Obligation, 5.000%, 11/1/27	1,028
385	County of Chester, General Obligation, Series A 5.000%, 7/15/27	394
		2,780
	◼ South Carolina—0.4%
350	South Carolina Public Service Authority, Series A 5.000%, 12/1/28	367
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	◼ Tennessee—2.5%
1,000	County of Shelby, General Obligation, Series A 5.000%, 4/1/27	$1,016
1,000	Metropolitan Government of Nashville & Davidson County Electric Revenue, Series B 5.000%, 5/15/28	1,040
		2,056
	◼ Texas—13.4%
425	Aldine Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	440
350	Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 5.000%, 8/15/26	350
770	Bexar County Hospital District, General Obligation 5.000%, 2/15/28	795
750	Central Texas Regional Mobility Authority, Subordinate Lien Revenue, Series B 5.000%, 1/1/28	773
1,450	City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/27	1,493
1,250	Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue 5.000%, 10/1/52 (Mandatory put 4/01/28)(2)	1,283
600	Katy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	620
725	Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	751
Par Value	Description	Value
1,505	North Texas Tollway Authority, Special Project System Revenue, Convertible Capital Appreciation Bonds, Series C, 7.000%, 9/1/43 (Pre-Refunded 9/1/31 @ 100)(1)	$1,742
1,325	State of Texas, General Obligation 5.000%, 10/1/27	1,362
1,500	State of Texas, General Obligation 5.000%, 10/1/30	1,620
		11,229
	◼ Washington—3.9%
750	City of Seattle WA Municipal Light & Power Revenue 5.000%, 2/1/28	776
1,195	Energy Northwest, Nuclear Revenue, Series A 5.000%, 7/1/27	1,221
1,260	Port of Seattle, Intermediate Lien, Series C (AMT) 5.000%, 5/1/32	1,276
		3,273
	◼ Wisconsin—0.3%
250	Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	249
Total Municipal Bonds (Cost $75,911)		75,710
Total Long-Term Investments—90.0% (Cost $75,911)		75,710
Short-Term Investments—9.6%
Municipal Bonds—9.6%
	◼ Alabama—0.9%
700	City of Auburn, General Obligation 5.000%, 6/1/27	713
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	◼ Connecticut—2.4%
2,000	Town of Stratford, General Obligation, Series B 4.000%, 6/22/27	$2,019
	◼ Florida—1.2%
1,000	State of Florida, General Obligation, Series A 5.000%, 6/1/27	1,019
	◼ New York—1.2%
1,000	New York State Dormitory Authority, Series A 5.000%, 3/15/27	1,014
	◼ Rhode Island—1.2%
1,000	Bristol Warren Regional School District, General Obligation, Series 2 4.000%, 6/2/27	1,008
Par Value	Description	Value
	◼ South Carolina—1.5%
1,250	Lexington & Richland School District No. 5, General Obligation, Series B 5.000%, 3/1/27	$1,266
	◼ Texas—1.2%
1,000	Bexar County Hospital District, General Obligation 5.000%, 2/15/27	1,012
Total Short-Term Investments (Cost $8,063)		8,051
TOTAL INVESTMENTS—99.6% (Cost $83,974)		83,761
	Other assets less liabilities—0.4%	364
NET ASSETS—100.0%		$84,125

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation

(1)	Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.
(2)
Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2026:

Level 2
Municipal Bonds	$83,761
Total investments	$83,761
There were no Level 1 or Level 3 priced securities held at July 31, 2026 and there were no transfers into or out of Level 3 related to securities held at July 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.